Employee cost (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Employee Cost
Employee cost consists of the following:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)

Salaries, wages and welfare expenses	US$	3,689.3	Rs.	279,624.2	Rs.	253,440.4	Rs.	281,172.4
Contribution to provident fund and other funds		376.8		28,558.9		27,643.3		27,200.4

Total	US$	4,066.1	Rs.	308,183.1	Rs.	281,083.7	Rs.	308,372.8

Summary of Equity Settled Share Based Payments

Reconciliation of outstanding ESOP	Year ended March 31,
	2022		2021

Options outstanding at the beginning of the year		6,804,003	7,222,897
Granted during the year		335,209	—
Forfeited/Expired during the year		(122,419)	(418,894)
Exercised during the year		(354,242)	—
Options outstanding at the end of the year		6,662,551	6,804,003
Number of shares to be issued for outstanding options (conditional on performance measures)
Maximum		9,993,827	10,206,005
Minimum		3,331,276	3,402,002
Share price for options exercised during the year	Rs.	392 - 530	NA
Remaining contractual life		3 - 15 months	3 - 27 months

Reconciliation of outstanding ESOs/ PSUs	ESOs	PSUs
	No of options	No of options
Outstanding at the beginning of the period	—	—
Granted during the period	839,650	964,569
Forfeited during the period	—	—
Exercised during the period	—	—
Outstanding at the end of the period	839,650	964,569
Remaining contractual life	28 months	28 months

Summary of Estimated Fair Value of Options Using Black Scholes Model.	The following assumptions were used for calculation of fair value of options granted.

	Year ended March 31,
Assumption factor	2022		2021

Risk free interest rate		7%-8%		7%-8%
Expected life of option		2-4 years		2-4 years
Expected volatility		33%-37%		33%-37%
Share price	Rs.	170.6	Rs.	170.6

Assumption factor	ESOs		PSUs

Risk free interest rate		5.3%		5.3%
Expected life of option		3.8 years		3.8 years
Expected volatility		50.7%		50.7%
Share price	Rs	376.4	Rs	376.4